United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Stuyvesant Capital Management Corp.
Address:	181 Harbor Drive
		Stamford CT  06902-7474

13F File Number:	   028-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Donald von Wedel
Title:		President
Phone:		203 964-9902
Signature, Place, and Date of Signing:

	Donald von Wedel	Stamford, CT	November 15, 2000

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:


I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	September 30, 2000

Number of Other included Managers:	3

Form 13F Information Table Entry Total:	60

Form 13F Information Table Value Total:	$3,461,113

List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7-Eleven Inc. Com New          COM              817826209      752    59000 SH       Sole                    59000
AMR Corp.                      COM              001765106      503    15400 SH       Sole                    15400
AT&T                           COM              001957109      302    10285 SH       Sole                    10285
American General Corporation   COM              026351106      831    10650 SH       Sole                    10650
American Home Products         COM              026609107      679    12000 SH       Sole                    12000
American International         COM              026874107     7608    79510 SH       Sole                    79510
BP Amoco PLC                   COM              055622104      339     6400 SH       Sole                     6400
Banc One Corp.                 COM              06423A103      315     8160 SH       Sole                     8160
Bristol Meyers Squibb          COM              110122108      470     8228 SH       Sole                     8228
Burlington Industries          COM              121693105      512   410000 SH       Sole                   410000
Carlisle Companies, Inc.       COM              142339100     1212    29200 SH       Sole                    29200
Cendant Corporation            COM              151313103     1332   122500 SH       Sole                   122500
Cinergy                        COM              172474108      446    13500 SH       Sole                    13500
Clayton Homes Inc.             COM              184190106     1476   147650 SH       Sole                   147650
Delphi Automotive Systems Corp COM              247126105     3188   210754 SH       Sole                   210754
Delta Air Lines, Inc.          COM              247361108     1967    44325 SH       Sole                    44325
Devon Energy Inc.              COM              25179M103      780    12975 SH       Sole                    12975
Diamond Offshore Drilling, Inc COM              25271C102      662    16150 SH       Sole                    16150
Exxon Mobil Corp.              COM              30231G102     3209    36003 SH       Sole                    36003
General Electric               COM              369604103     1454    25200 SH       Sole                    25200
General Motors                 COM              370442105     3045    46844 SH       Sole                    46844
General Motors Cl. H           COM              370442832     1345    36162 SH       Sole                    36162
Homestake Mining Del           COM              437614100      782   150750 SH       Sole                   150750
Household International        COM              441815107     3464    61175 SH       Sole                    61175
ITT Industries                 COM              450911102      449    13750 SH       Sole                    13750
Int'l Bus Machines             COM              459200101      752     6681 SH       Sole                     6681
Kansas City Power & Light      COM              485134100      423    15850 SH       Sole                    15850
Kaufman & Broad Home Corp.     COM              486168107      621    23050 SH       Sole                    23050
LTV Corp.                      COM              501921100      318   242300 SH       Sole                   242300
Mellon Financial Corp          COM              58551A108     2207    47590 SH       Sole                    47590
Merck & Company                COM              589331107     1663    22340 SH       Sole                    22340
Navistar International         COM              63934E108     3837   128175 SH       Sole                   128175
Nisource Inc.                  COM              65473P105     1253    51400 SH       Sole                    51400
Norfolk Southern               COM              655844108      173    11799 SH       Sole                    11799
PPL Corp.                      COM              69351t106      448    10720 SH       Sole                    10720
PepsiCo                        COM              713448108      344     7482 SH       Sole                     7482
Philip Morris Inc.             COM              718154107     1062    36084 SH       Sole                    36084
Phillips Petroleum             COM              718507106     1054    16800 SH       Sole                    16800
Quantum-Hard drive             COM              747906303      305    30675 SH       Sole                    30675
Quantum-Storage Systems        COM              747906204     1149    76250 SH       Sole                    76250
Rowan Cos Inc.                 COM              779382100     1704    58750 SH       Sole                    58750
Sabre Holdings Corp. Class A   COM              785905100      322    11118 SH       Sole                    11118
Simpson Industries             COM              829060102      729    59500 SH       Sole                    59500
Southdown, Inc.                COM              841297104     1551    21775 SH       Sole                    21775
Southwestern Energy Company    COM              845467109      658    75250 SH       Sole                    75250
Sprint Corp.                   COM              852061100      271     9246 SH       Sole                     9246
TXU Corp.                      COM              873168108     4331   109300 SH       Sole                   109300
Texaco                         COM              881694103     1647    31375 SH       Sole                    31375
The Timken Company             COM              887389104     1204    87970 SH       Sole                    87970
Time Warner, Inc.              COM              887315109      286     3660 SH       Sole                     3660
TransCanada Pipelines LTD      COM              893526103      254    27300 SH       Sole                    27300
Trinity Industries             COM              896522109     1345    57525 SH       Sole                    57525
Tyco Int'l  LTD New            COM              902124106     2589    49900 SH       Sole                    49900
USX Marathon Group             COM              902905827     1280    45100 SH       Sole                    45100
USX-U.S. Steel Group           COM              90337T101      652    42950 SH       Sole                    42950
Unisys Corp.                   COM              909214108     2146   190775 SH       Sole                   190775
Unumprovident Corp             COM              91529Y106     3594   131900 SH       Sole                   131900
Utilicorp United               COM              918005109      408    15750 SH       Sole                    15750
Verizon Communication          COM              92343v104     2135    44081 SH       Sole                    44081
Washington Mutual Inc.         COM              939322103     2951    74121 SH       Sole                    74121
REPORT SUMMARY                 60 DATA RECORDS               82789            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED